Customer Deposits (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U.S. retail deposits:
Savings accounts - Direct	$ 24,550	$ 18,713
Certificates of deposit - Direct	489	725
Certificates of deposit - Third party	6,929	8,851
Sweep accounts - Third party	8,863	11,360
Non-U.S. deposits and U.S. non-interest bearing	155	154
Card Member credit balances - U.S. and non-U.S.	777	0
Total customer deposits	$ 41,763	$ 39,803